Comprehensive Earnings (Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Net unrealized gains on marketable securities, net of tax	$ 300	$ 1,033
Net unrecognized losses and prior service cost related to defined benefit plans, net of tax	(8,699)	(13,890)
Net unrecognized gains (losses) on derivatives, net of tax	84,788	(30,820)
Foreign currency translation adjustment	(316,520)	(42,821)
Accumulated other comprehensive loss	$ (240,131)	$ (86,498)